Cover	9 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	STEWARDS, INC.
Entity Central Index Key	0001795851
Entity Tax Identification Number	88-0436017
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4300 N. University Drive
Entity Address, Address Line Two	Suite D-105
Entity Address, City or Town	Lauderhill
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33351
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false